Convertible Notes - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Apr. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 $ / shares	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Redeemable convertible preferred, issued (shares) | shares	1,300,000
Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion of convertible debt plus interest into Series D redeemable convertible preferred stock ($ per share) | $ / shares		$ 1.8163
Redeemable convertible preferred, issued (shares) | shares				21,708,519
Redeemable convertible preferred issued ($ per share) | $ / shares				$ 2.0181
Proceeds from issuance of redeemable convertible preferred stock				$ 43,800
Conversion of debt, shares issued (shares) | shares		4,728,975
Aggregate proceeds from convertible preferred stock financing and converted notes		$ 52,400
Debt instrument convertible conversion price per share | $ / shares		$ 1.8163
2020 Notes
Debt Instrument [Line Items]
Conversion of debt to redeemable convertible preferred stock, trigger amount					$ 10,000
Conversion of debt to redeemable convertible preferred stock, discount rate (percent)						15.0	10.0
2020 Notes | Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion of convertible debt plus interest into Series D redeemable convertible preferred stock ($ per share) | $ / shares					$ 2.0181
Debt instrument convertible conversion price per share | $ / shares					$ 2.0181
2020 Notes | Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes					$ 8,500
Stated interest rate (percent)					5.00%
Unpaid accrued interest		$ 8,600
Fair value of embedded derivative		$ 900			$ 1,000		$ 0	$ 0
Interest expense							$ 100
Two Thousand Seventeen And Two Thousand And Eighteen Notes [Member] | Convertible Notes
Debt Instrument [Line Items]
Stated interest rate (percent)										5.00%
Debt instrument face value										$ 17,000
Two Thousand Seventeen And Two Thousand And Eighteen Notes [Member] | Convertible Notes | Series C Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of convertible debt plus interest into Series D redeemable convertible preferred stock ($ per share) | $ / shares									$ 1.7194
Conversion of debt, shares issued (shares) | shares			10,370,967
Debt instrument convertible conversion price per share | $ / shares									$ 1.7194
Debt conversion converted instrument amount			$ 17,800